Subsidiary undertakings	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiary undertakings [Abstract]
Disclosure of interests in subsidiaries [text block]
Note 21 Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of 31 December 2017 (a):

(a) LGI is not a subsidiary, it is Non-controlling interest.

Non controlling interest held by LGI:

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Consolidated Statement of Comprehensive Income: Total comprehensive income for the year 2017 include a profit of US$ 13,536,000 (profit of US$ 2,791,000 in 2016 and loss of US$ 7,085,000 in 2015), a loss of US$ 6,200,000 (US$ 10,379,000 in 2016 and US$ 33,260,000 in 2015) and a loss of US$ 945,000 (US$ 3,966,000 in 2016 and US$ 10,190,000 in 2015) corresponding to non-controlling interest held by LGI in GeoPark Colombia Coöperatie U.A., GeoPark Chile S.A. and GeoPark TdF S.A., respectively.

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Consolidated Statement of Financial Position: Total Equity as of 31 December 2017 includes US$ 29,330,000 (US$ 16,168,000 in 2016), US$ 15,953,000 (US$ 22,082,000 in 2016) and a negative amount of US$ 3,368,000 (US$ 2,422,000 in 2016) corresponding to non-controlling interest held by LGI in GeoPark Colombia Coöperatie U.A., GeoPark Chile S.A. and GeoPark TdF S.A., respectively.

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Consolidated Statement of Changes in Equity: Dividends distributed to non-controlling interest of US$ 479,000 in 2017 (US$ 6,406,000 in 2016) correspond to non-controlling interest held by LGI in GeoPark Colombia Coöperatie U.A.

Details of the subsidiaries and joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina Limited (Bermuda)	100%
	GeoPark Argentina Limited – Argentinean Branch	100% (a)
	GeoPark Latin America Limited (Bermuda)	100%
	GeoPark Latin America Limited – Agencia en Chile	100% (a)
	GeoPark S.A. (Chile)	100% (a) (b)
	GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.A. (Chile)	80% (a) (c)
	GeoPark Fell S.p.A. (Chile)	80% (a) (c)
	GeoPark Magallanes Limitada (Chile)	80% (a) (c)
	GeoPark TdF S.A. (Chile)	68.8% (a) (d)
	GeoPark Colombia S.A. (Chile)	100% (a) (b)
	GeoPark Colombia SAS (Colombia)	80% (a) (c)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia Coöperatie U.A. (The Netherlands)	80% (a) (c)
	GeoPark S.A.C. (Peru)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Operadora del Perú S.A.C. (Peru)	100% (a)
	GeoPark Peru S.L.U. (Spain)	100% (a)
	GeoPark Brazil S.L.U. (Spain)	100% (a)
	GeoPark Colombia E&;P S.A.(Panama)	100% (a) (b)
	GeoPark Colombia E&;P Sucursal Colombia (Colombia)	100% (a) (b)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (b)
	Ogarrio E&;P S.A.P.I. de C.V. (Mexico)	51% (a) (b)
	GeoPark (UK) Limited (United Kingdom)	100%
Joint operations	Tranquilo Block (Chile)	50% (e)
	Flamenco Block (Chile)	50% (e)
	Campanario Block (Chile)	50% (e)
	Isla Norte Block (Chile)	60% (e)
	Yamu/Carupana Block (Colombia)	89.5%/100% (e)
	Llanos 34 Block (Colombia)	45% (e)
	Llanos 32 Block (Colombia)	12.5%
	CPO-4 Block (Colombia)	50% (e)
	Puelen Block (Argentina)	18%
	Sierra del Nevado Block (Argentina)	18%
	CN-V Block (Argentina)	50% (e)
	Manati Field (Brazil)	10%

(a)	Indirectly owned.
(b)	Dormant companies.
(c)	LG International has 20% interest.
(d)	LG International has 20% interest through GeoPark Chile S.A. and a 14% direct interest, totaling 31.2%.
(e)	GeoPark is the operator.

Corporate structure reorganization

During 2017, the Company decided to incorporate a subsidiary in the United Kingdom to conduct the businesses in Latin America by adopting all the key resolutions and decisions necessary for such purpose. Also, a tax reform enacted in The Netherlands during September 2017 that would harm the Group´s cashflow, forced the Group to decide the re-domiciliation of its 100% owned Dutch subsidiaries to Spain.